Balance Sheet Details (Details) - Schedule of accrued expenses - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of accrued expenses [Abstract]
Accrued license fees	$ 227,500	$ 225,000
Accrued research and development	564,634	300,182
Accrued deferred offering costs	187,500	246,236
Accrued compensation	680,537	234,265
Accrued insurance expense	118,988
Accrued board of directors’ compensation	33,750
Accrued other	80,529	49,832
Total	$ 1,893,438	$ 1,055,515